STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (33,652,506)	$ (71,173,625)	$ (57,899,169)	$ (21,727,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	563,322	339,593	1,612,086	1,157,976
Bad debt expense	86,273
Change in fair value of derivative liability	20,219,263	66,994,149	19,714,808	8,396,169
Interest from issuance of convertible note			10,594,182
Loss on extinguishment of warrants			4,038,063
Gain on sale of assets				(8,166)
Interest converted to preferred stock				13,129
Employee stock compensation	37,045	18,720	110,124	297,244
Warrant issuance and modifications			612,006	25,063
Debt discount amortization	6,107,467	25,000	122,050	41,667
Asset disposal				11,124
Changes in operating assets and liabilities:
Increase in accounts receivable	(23,417)	(23,024)	(143,905)	(83,070)
Increase in inventory	(22,870)	(47,602)	(676,048)	(136,855)
Increase in prepaid and other assets	(1,006,698)	(181,741)	(56,797)	(217,597)
Decrease in accounts payable	(899,776)	(37,237)	602,056	37,171
Increase in accrued liabilities	441,817	495,060	700,790	(203,455)
Net cash used in operating activities	(8,150,080)	(3,590,707)	(20,669,754)	(12,397,418)
Cash flows from investing activities:
Acquisition of property and equipment	(216,230)	(83,566)	(1,566,044)	(248,133)
Construction of equipment	(408,271)	(77,769)	(3,226,943)	(971,122)
Proceeds from sale of assets				35,000
Proceeds from sale leaseback				1,500,000
Net cash used in investing activities	(624,501)	(161,335)	(4,792,987)	315,745
Cash flows from financing activities:
Proceeds from issuance of common stock				6,375,837
Proceeds from exercise of warrants	1,335,950	88,000	3,161,220	31,600
Proceeds from issuance of convertible notes payable			4,135,000	100,000
Proceeds from issuance of convertible notes payable - related party				300,000
Proceeds from issuance of preferred stock				6,569,886
Proceeds from follow-on offering	5,575,741	22,154,639	21,933,874
Proceeds from issuance of notes payable - related party		250,000	250,000	890,000
Payment of cash settlement for warrant exercises	(314,879)
Principal payments of capital leases	(297,106)	(158,090)	(947,423)	(944,606)
Principal payments of notes payable	(5,693)	(11,969)	(49,994)	(44,644)
Principal payments of notes payable - related party			(250,000)	(390,000)
Net cash provided by financing activities	6,294,013	22,322,580	28,232,677	12,888,073
Net increase (decrease) in cash	(2,480,568)	18,570,538	2,769,936	806,400
Cash, beginning of the period	4,787,759	2,017,823	2,017,823	1,211,423
Cash, end of the period	2,307,191	20,588,361	4,787,759	2,017,823
Supplemental disclosures of cash flow information:
Interest paid	215,199	241,228	1,055,255	1,121,066
Income taxes paid	1,750		1,250	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock			2,651	18,846,539
Initial public offering and follow-on offering costs incurred but unpaid	483,952	453,015
Issuance of preferred stock as debt discount			0	100,000
Restricted Cash from Convertible Debt			13,800,000
Conversion of note payable to preferred stock			0	400,000
Assets acquired through capital leases			0	807,272
Offering costs incurred but unpaid			235,020	64,760
Property and equipment included in accounts payable	486,309	$ 419,693	226,214	393,119
Cashless exercise of warrants	187		1,011
Change in derivative liability from convertible debt			15,731,315
Change in derivative liability from exercised and issued warrants	$ 12,384,852		$ 39,151,949	$ 1,586,181